Revenues (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,517,413	$ 3,186,850	$ 2,806,631	$ 2,439,767	$ 2,332,301	$ 2,796,187	$ 2,337,605	$ 2,027,756	$ 10,950,661	$ 9,493,849	$ 8,777,845
Cruise itinerary
Disaggregation of Revenue [Line Items]
Total revenues									10,432,213	9,125,728	8,446,647
Cruise itinerary | North America
Disaggregation of Revenue [Line Items]
Total revenues									6,392,354	5,399,951	5,062,305
Cruise itinerary | Asia/Pacific
Disaggregation of Revenue [Line Items]
Total revenues									1,529,898	1,463,083	1,588,802
Cruise itinerary | Europe
Disaggregation of Revenue [Line Items]
Total revenues									1,942,057	1,914,549	1,509,586
Cruise itinerary | Other regions
Disaggregation of Revenue [Line Items]
Total revenues									567,904	348,145	285,954
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues									$ 518,448	$ 368,121	$ 331,198
Passenger ticket | Other regions
Disaggregation of Revenue [Line Items]
Percentage of revenues by country									26.00%	29.00%	32.00%
Passenger ticket | United States
Disaggregation of Revenue [Line Items]
Percentage of revenues by country									65.00%	61.00%	59.00%
Passenger ticket | United Kingdom
Disaggregation of Revenue [Line Items]
Percentage of revenues by country									9.00%	10.00%	9.00%